Organization and Description of Business	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Accounting Policies [Abstract]
Organization and Description of Business

Note 1. Organization and Description of Business

We are a research and development company primarily focused on entering a wide array of cannabis, hemp and related market sectors. Our primary objective is to create and commercialize engineered technologies delivering hemp extracts and cannabinoids to the human body. We also invest, or provide managerial services, in specialized areas of the regulated hemp and cannabis industries.

Cannabis Global, Inc. is located at 520 S. Grand Avenue, Suite 320, Los Angeles, California 90071. Our telephone number is (310) 986-4929 and our website is www.cannabisglobalinc.com. Our shares of Common Stock are quoted on the OTC Markets Pink Tier, operated by OTC Markets Group, Inc., under the ticker symbol “CBGL.”

We incorporated in Nevada in 2005 under the name MultiChannel Technologies Corporation, a wholly owned subsidiary of Octillion Corporation, a development stage technology company focused on the identification, acquisition and development of emerging solar energy and solar related technologies, and related products having the potential for commercialization. In April, 2005, we changed our name to MicroChannel Technologies, Inc., and in June, 2008, began trading on the OTC Markets under the trading symbol “MCTC.” Our business focused on research and development of a patented combination of physical, chemical and biological cues at the “cellular” level to facilitate peripheral nerve regeneration.

In August, 2011, we ceased operations and attempted to identify, locate, and if warranted, acquire new commercial opportunities. On June 27, 2018, we changed domiciles from the State of Nevada to the State of Delaware and thereafter reorganized under the Delaware Holding Company Statute (Delaware General Corporation Law Section 251(g). On or about July 12, 2018, we formed two subsidiaries for the purpose of effecting the reorganization. We incorporated MCTC Holdings, Inc. and MCTC Holdings Inc. incorporated MicroChannel Corp. We then effected a merger involving the three constituent entities, and under the terms of the merger we were merged into MicroChannel Corp., with MicroChannel Corp. surviving and our separate corporate existence ceasing. Following the merger, MCTC Holdings, Inc. became the surviving publicly traded issuer and all of our assets and liabilities were merged into MCTC Holdings, Inc.’s wholly owned subsidiary MicroChannel Corp. Our shareholders became the shareholders of MCTC Holdings, Inc. on a one for one basis.

On May 25, 2019, Lauderdale Holdings, LLC, a Florida limited liability company, and beneficial owner 70.7% of our issued and outstanding common stock, sold 130,000,000 common shares, to Mr. Robert Hymers, Mr. Edward Manolos and Mr. Dan Nguyen, all of whom were previously unaffiliated parties of the Company. Each individual purchased 43,333,333 common shares for $108,333,333 or an aggregate of $325,000. These series of transactions constituted a change in control.

On August 9, 2019, the Company filed a DBA in California registering the operating name Cannabis Global. On July 1, 2019, the Company entered into a 100% business acquisition with Action Nutraceuticals, Inc., a company owned by our CEO, Arman Tabatabaei in exchange for $1,000 (see “Related Party Transactions”).

On February 20, 2020, the Company entered into a material definitive agreement with Lelantos Biotech, Inc., a Wyoming corporation (“Lelantos”), and its owners Ma Helen M. Am Is, Inc., a Wyoming corporation (“Helen M.”), East West Pharma Group, Inc., a Wyoming corporation (“East West”), and New Horizons Laboratory Services, Inc., a Wyoming corporation (“New Horizons”). In exchange for intellectual properties owned by Lelantos, the Company agreed to issue 400,000 shares of common stock and convertible promissory notes to Lelantos and its owners. On June 15, 2020, the Company and Lelantos entered into a modification agreement cancelling the Company's obligation to issue 400,000 shares of common stock and the convertible promissory notes. The Company and Lelantos agreed to a purchase price of five hundred thousand dollars ($500,000), payable by the issuance of a promissory note. The aggregate unpaid principal amount of the note is paid in monthly payments of seven thousand, five hundred dollars ($7,500) beginning on September 1, 2020, terminating on February 1, 2025. There is no interest on the note or on the unpaid balance.

On March 30, 2020, we completed a redomicile from Delaware to Nevada, and changed the Company’s name to Cannabis Global, Inc. and concurrently its trading symbol to “CBGL.”

 On May 6, 2020, the Company signed a joint venture agreement with RxLeaf, Inc. (“RxLeaf”) a Delaware corporation, creating a joint venture for the purpose of marketing the Company’s products to consumers. Under the terms of the agreement, the Company will produce products, which will be sold by RX Leaf via its digital marketing assets. The Company agreed to share the profits from the joint venture on a 50/50 basis.

 On July 22, 2020, we signed a management agreement with Whisper Weed, Inc., a California corporation (“Whisper Weed”). Edward Manolos, a director of the Company, is a shareholder in Whisper Weed (see “Related Party Transactions”). Whisper Weed conducts licensed delivery activity of cannabis products in California. The material definitive agreement requires the parties to create a separate entity, CGI Whisper W, Inc. in California as a wholly owned subsidiary of the Company. The business of CGI Whisper W, Inc. will be to provide management services for the lawful delivery of cannabis in the State of California. The Company will manage CGI Whisper W, Inc. operations. In exchange for the Company providing management services to Whisper Weed through the auspices of CGI Whisper W, Inc., the Company will receive as consideration a quarterly fee of 51% of the net profits earned by Whisper Weed. As separate consideration for the transaction, the Company agreed to issue to Whisper Weed $150,000 in the Company’s restricted common stock, valued for purposes of issuance based on the average closing price of the Company’s common stock for the twenty days preceding the entry into the material definitive agreement. Additionally, the Company agreed to amend its articles of incorporation to designate a new class of preferred shares. The preferred class shall be designated and issued to Whisper Weed in an amount equal to two times the quarterly payment made to the Company. The preferred shares shall be convertible into the Company’s common stock after 6 months, and shall be senior to other debts of the Company. The conversion to common stock will be based on a value of common stock equal to at least two times the actual sales for the previous 90 day period. The Company agreed to include in the designation the obligation to make a single dividend payment to Whisper Weed equal to 90% of the initial quarterly net profits payable by Whisper Weed. As of November 30, 2020, the Company has not issued the common or preferred shares, nor designated the preferred stock series.

On August 31, 2020, we entered into a stock purchase agreement with Robert L. Hymers III (“Hymers”). Pursuant to the Stock Purchase Agreement, the Company purchased from Hymers 266,667 shares of common stock of Natural Plant Extract of California Inc., a private California corporation (“NPE”), in exchange for $2,040,000. The purchased shares of common stock represents 18.8% of the outstanding capital stock of NPE on a fully diluted basis. NPE operates a licensed psychoactive cannabis manufacturing and distribution business operation in Lynwood, California. In connection with the stock purchase agreement, the Company became a party to a Shareholders Agreement, dated June 5, 2020, by and among Alan Tsai, Hymers, Betterworld Ventures, LLC, Marijuana Company of America, Inc. and NPE. The Shareholders Agreement contains customary rights and obligations, including restrictions on the transfer of the Shares. Pursuant to the stock purchase agreement, we were required to pay the purchase price in monthly installments of $20,000 for a period of twenty-seven (27) months, with the first payment commencing September 1, 2020 and the remaining payments due and payable on the first day of each subsequent month. At January 1, 2020, we were in arrears for five payments due totally $100,000. Consequently, on January 3, 2021, we entered into a settlement agreement concerning the five delinquent payments by agreeing to issue to Hymers a total of 1,585,791 shares of registered common stock from our S-1 registration statement made effective November 12, 2020 (see Subsequent Events).

On September 30, 2020, the Company entered into a securities exchange agreement with Marijuana Company of America, Inc., a Utah corporation (“MCOA”). By virtue of the agreement, the Company issued 7,222,222 shares of its unregistered common stock to MCOA in exchange for 650,000,000 shares of MCOA unregistered common stock. The Company and MCOA also entered into a lock up leak out agreement which prevents either party from sales of the exchanged shares for a period of 12 months. Thereafter the parties may sell not more than the quantity of shares equaling an aggregate maximum sale value of $20,000 per week, or $80,000 per month until all Shares and Exchange Shares are sold.

On November 16, 2020, the Company entered into a business acquisition agreement with Ethos Technology LLC, dba Comply Bag, a California limited liability company (“Ethos”). Ethos is a development stage business in the process of entering the market for cannabis trackable storage bags. By virtue of the agreement, Ethos sold, assigned, and transferred to the Company all of Ethos’ business, including all of its assets and associated liabilities, in exchange for the Company’s issuance of an aggregate of 6,000,000 common shares. 3,000,000 shares were due at signing, with 1,500,000 shares being issued to Edward Manolos, and 1,500,000 shares being issued to Thang Nguyen. Mr. Manolos is a director of the Company and a related party. Mr. Nguyen is the brother of Dan Van Nguyen, a director of the Company and a related party. After Ethos ships orders for Ethos products equaling $1,000,000 to unaffiliated parties, the Company will issue to Messrs. Manolos and Nguyen an additional 1,500,000 shares of common stock each.

NOTE 1 — Organization and Description of Business

Cannabis Global, Inc. is located at 520 S Grand Avenue, Suite 320, Los Angeles, California 90071. Our telephone number is (310) 986-4929 and our website is accessible at www.cannabisglobalinc.com  Our shares of Common Stock are quoted on the OTC Markets Pink, operated by OTC Markets Group, Inc., under the ticker symbol “CGBL.”

Our aim is to grow our revenues in the marketplace for hemp, hemp extracts, and cannabis. While we are indirectly involved in the cannabis business, we do not directly engage in the cultivation, manufacturing, distribution or sales of regulated cannabis products. By way of our investment in Natural Plant Extract of California Inc., a California corporation (“NPE”) and our management agreement with Whisper Weed, Inc., a California corporation (“Whisper Weed”), we are indirectly involved in the business of the cultivation, manufacturing, distribution or sales of regulated cannabis products. Edward Manolos, a director of the Company, is a shareholder in Whisper Weed, thus the management agreement is Related Party Transaction and is described in the sections marked “Related Party Transactions”.

Our business focus is twofold: 1) Development and commercialization of proprietary engineered technologies to deliver hemp extracts and cannabinoids to the human body. We are achieving this goal by way of an active research and development programs and of the introduction to the industry of new hemp and hemp extract infusion technologies; and, 2) Investments into specialized area of the regulated and licenses cannabis business where are hold either an equity state or provide managerial services.

On April 4, 2005, MultiChannel changed its name to MicroChannel Technologies Corporation. The Company’s original name was MultiChannel Technologies Corporation (“MultiChannel”) which was incorporated on February 28, 2005 under the laws of the State of Nevada (U.S.A.) and was originally formed as a wholly-owned subsidiary of Octillion Corp. (“Octillion”). Octillion (a Canadian company was trading in the OTC Markets under the symbol “OCTL”). At the time of Octillion’s existence, Octillion was a development stage technology company focused on the identification, acquisition and development of emerging solar energy and solar related technologies and products.

On January 14, 2009, Octillion Corp. (Symbol: OCTL), parent company of MicroChannel announced that it had changed its name to New Energy Technologies, Inc. (Symbol: NENE) (“New Energy”). The name change became effective on the Over-the-Counter Bulletin Board at the opening of trading on January 14, 2009. On June 24, 2008, MicroChannel announced that it initiated trading of its stocks on the OTC Bulletin Board under the stock symbol “MCTC”. On August 22, 2007, by corporate action taken by MicroChannel’s executive team and board members, the company amended its Articles of Incorporation to increase its authorized capital stock to 300,000,000 million shares of common stock, $0.0001 par value per share. As of September 25, 2007, there were 1,000,000 shares of common stock were issued and outstanding; there were no preferred shares issued and outstanding. The directors and sole shareholder have approved a forward split of their issued and outstanding shares of common stock on the basis of 538,646 for 1 for the purpose of effecting the distribution.

On or about June 27, 2018, we changed domiciles from the State of Nevada to the State of Delaware and thereafter reorganized under the Delaware Holding Company Statute Delaware General Corporation Law Section 251(g). On or about July 12, 2018, two subsidiaries were formed for the purpose of effecting the reorganization. We incorporated MCTC Holdings, Inc. and MCTC Holdings Inc. incorporated MicroChannel Corp. We then effected a merger involving the three constituents and under the terms of the merger we were merged into MicroChannel Corp., with MicroChannel Corp. surviving and our separate corporate existence ceasing. Following the merger MCTC Holdings, Inc. became the surviving publicly traded issuer and all of our assets and liabilities were merged into MCTC Holdings, Inc.’s wholly owned subsidiary MicroChannel Corp. Our shareholders became the shareholders of MCTC Holdings, Inc. on a one for one basis.

On July 1, 2019, the Company acquired Action Nutraceuticals, Inc., a company owned by our current CEO, Arman Tabatabaei (see “Related Party Transactions”). The transaction value was nominal, at only One Thousand Dollars ($1,000).

On April 18, 2020, we formed a subsidiary Hemp You Can Feel, Inc. a California corporation (“HYCF”) as a wholly owned subsidiary of the Company. HYCF will be engaged in various related business opportunities. At this time HYCF has no operations.

On August 9, 2019, the Company filed a DBA in California registering the operating name Cannabis Global. On July 1, 2019, the Company acquired Action Nutraceuticals, Inc., a company owned by our current CEO, Arman Tabatabaei (see “Related Party Transactions”). The transaction value was nominal, at only One Thousand Dollars ($1,000).

On August 9, 2019, our board of directors determined the Company no longer meets the definition of a Shell Company as defined in Item 1101(b) of Regulation AB (§ 229.1101(b) of this chapter), which defines a Shell Company as one that has: 1) No or nominal operations; and 2) Either: (i) No or nominal assets; (ii) Assets consisting solely of cash and cash equivalents; or (iii) Assets consisting of any amounts of cash and cash equivalents and nominal other assets. By way of the Company: 1) beginning business activities and operations, 2) hiring its CEO, 3) appointing a highly experienced board of directors, 4) retaining consultants, 5) signing two property leases, 6) approval of budgets and business plans for several initiatives, 6) production of product samples, 7) sales initiatives to prospective customers, and other related business activities, the board of directors believes such activities are qualified as non-nominal operations and therefore the board of directors declared its believe the Company is no longer defined by Item 1101(b) of Regulation AB ( § 229.1101(b) of this chapter).

On September 11, 2019, we formed a subsidiary Aidan & Co, Inc. (“Aidan”) a Nevada corporation as a wholly owned subsidiary of the Company. Aidan will be engaged in various related business opportunities. At this time Aidan has minimal operations.

On February 20, 2020, the Company entered into a material definitive agreement with Lelantos Biotech, Inc., a Wyoming corporation (“Lelantos”), and its owners Ma Helen M. Am Is, Inc., a Wyoming corporation (“Helen M.”), East West Pharma Group, Inc., a Wyoming corporation (“East West”), and New Horizons Laboratory Services, Inc., a Wyoming corporation (“New Horizons”). In exchange for intellectual properties owned by Lelantos, the Company agreed to issue 400,000 shares of common stock and convertible promissory notes to Lelantos and its owners. On June 15, 2020, the Company and Lelantos entered into a modification agreement cancelling the Company's obligation to issue 400,000 shares of common stock and the convertible promissory notes. The Company and Lelantos agreed to a purchase price of five hundred thousand dollars ($500,000), payable by the issuance of a promissory note. The aggregate unpaid principal amount of the note is paid in monthly payments of seven thousand, five hundred dollars ($7,500) beginning on September 1, 2020, terminating on February 1, 2025. There is no interest on the note or on the unpaid balance.

On May 6, 2020, the Company signed a joint venture agreement with RxLeaf, Inc. (“RxLeaf”) a Delaware corporation, creating a joint venture for the purpose of marketing the Company’s products to consumers. Under the terms of the agreement, the Company will produce products, which will be sold by RX Leaf via its digital marketing assets. The Company agreed to share the profits from the joint venture on a 50/50 basis.

On July 22, 2020, we signed a management agreement with Whisper Weed, Inc., a California corporation (“Whisper Weed”). Edward Manolos, a director of the Company, is a shareholder in Whisper Weed (see “Related Party Transactions”). Whisper Weed conducts licensed and compliant delivery activity of cannabis products in California. The material definitive agreement requires the parties to create a separate entity, CGI Whisper W, Inc. in California as a wholly owned subsidiary of the Company. The business of CGI Whisper W, Inc. will be to provide management services for the lawful delivery of cannabis in the State of California. The Company will manage CGI Whisper W, Inc. operations. In exchange for the Company providing management services to Whisper Weed through the auspices of CGI Whisper W, Inc., the Company will receive as consideration a quarterly fee of 51% of the net profits earned by Whisper Weed. As separate consideration for the transaction, the Company agreed to issue to Whisper Weed $150,000 in the Company’s restricted common stock, valued for purposes of issuance based on the average closing price of the Company’s common stock for the twenty days preceding the entry into the material definitive agreement. The Company recognized stock-based compensation of $116,282 related to the 666,754 shares to be issued to Whisper Weed. Additionally, the Company agreed to amend its articles of incorporation to designate a new class of preferred shares. The preferred class shall be designated and issued to Whisper Weed in an amount equal to two times the quarterly payment made to the Company. The preferred shares shall be convertible into the Company’s common stock after 6 months, and shall be senior to other debts of the Company. The conversion to common stock will be based on a value of common stock equal to at least two times the actual sales for the previous 90 day period The Company agreed to include in the designation the obligation to make a single dividend payment to Whisper Weed equal to 90% of the initial quarterly net profits payable by Whisper Weed. No preferred share designation or issuance occurred as of August 31, 2020.

On August 31, 2020, we entered into a stock purchase agreement with Robert L. Hymers III (“Hymers”), an individual. With the exception of the entry into the subject material definitive agreements, no material relationship exists between the Company, or any of the Company’s affiliates or control persons and Hymers. Pursuant to the Stock Purchase Agreement (the “SPA”) the Company purchased 266,667 shares of common stock of Natural Plant Extract of California Inc., a California corporation (“NPE”), representing 18.8% of the outstanding capital stock of NPE on a fully diluted basis. NPE operates a licensed psychoactive cannabis manufacturing and distribution business operation in Lynwood, California. NPE is a private corporation and is not publicly traded. Under the terms of the SPA, the Company acquired all rights and responsibilities of the equity stake for a purchase price of Two Million Forty Thousand United States Dollars ($2,040,000) (the “Purchase Price”). In connection with the SPA, the Company became a party to a Shareholders Agreement, dated June 5, 2020, by and among Alan Tsai, Hymers, Betterworld Ventures, LLC, Marijuana Company of America, Inc. and NPE. The Shareholders Agreement contains customary rights and obligations, including restrictions on the transfer of the Shares.